Income Taxes - Effect of Tax Holidays (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
The aggregate amount of effect	$ (275,247)	$ 125,630	$ 399,028